Submission	Sep. 24, 2026
Submission [Line Items]
Central Index Key	0000815097
Registrant Name	Carnival Corp Ltd.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES